CAPITAL STRUCTURE (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Class of Stock [Line Items]
Carrying Value		$ 19,542	$ 19,542		$ 9,635
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of Shares			5,500		5,500
Carrying Value			$ 493		$ 493
Liquidation Preference	[1]		$ 550		$ 550
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of Shares			38,545		38,545
Carrying Value			$ 9,142		$ 9,142
Liquidation Preference	[1]		$ 10,000		$ 10,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of Shares			56,441		0
Carrying Value			$ 9,907		$ 0
Liquidation Preference	[1]		$ 10,001		$ 0
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of Shares		100,486,000	100,486,000	[2]	44,045,000	[2]
Carrying Value	[3]		$ 19,542		$ 9,635
Liquidation Preference		$ 20,551	$ 20,551	[1]	$ 10,550	[1]

[1]	In the event of a liquidation, sale, dissolution, change of control, or winding up of the Company, whether voluntary or involuntary, the holders of Preferred Stock are entitled to receive, prior and in preference to the holders of Common Stock Securities, any distribution of the assets of the Company in an amount equal to the sum of (i) the original issuance price of $0.1000 for Series A, $0.2594 for Series B, and $0.1772 for Series C Preferred Stock, and (ii) all declared but unpaid dividends on such share of Preferred Stock (collectively, the “Liquidation Preference”). In the event funds are insufficient to make a complete distribution to all holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata among the holders of each series of Preferred Stock so that each holder receives the same percentage of the applicable preferential amount. After full payment of the Liquidation Preference has been made to the holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata to the holders of Common Stock Securities based on the number of shares of Common Stock Securities held by each common stockholder.
[2]	Represents the number of shares by series that are authorized, issued and outstanding.
[3]	The carrying value for each series of Preferred Stock is net of incremental and direct professional fees and other costs incurred in connection with the original issuance.